CHANGES IN OPERATING WORKING CAPITAL (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CHANGES IN OPERATING WORKING CAPITAL
Increase in Accounts receivable	CAD (576)	CAD (482)	CAD (65)
Increase in Inventories	(38)	(87)	(3)
Decrease/(increase) in Assets held for sale	14	(13)	0
Decrease/(increase) in Other current assets	189	328	(272)
Increase/(decrease) in Accounts payable and other	151	424	(97)
Increase in Accrued interest	12	62	91
(Decrease)/increase in Liabilities related to assets held for sale	(25)	16	0
(Increase)/decrease in Operating Working Capital	CAD (273)	CAD 248	CAD (346)